FAIR VALUE MEASUREMENT - Investments Measured At Fair Value On A Recurring Basis (Details) - EBP 042 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments — at fair value	$ 5,343,082,800	$ 5,029,449,043
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments — at fair value	3,545,056,283	3,122,963,871
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments — at fair value	1,798,026,517	1,906,485,172
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments — at fair value	1,233,160,349	1,348,690,763
Level 1 | Separately Managed Accounts, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments — at fair value	364,753,511	357,241,979
Level 1 | Separately Managed Accounts, Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments — at fair value	200,112,657	200,552,430
NAV | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments — at fair value	$ 3,545,056,283	$ 3,122,963,871